SIGNIFICANT ACCOUNTING POLICIES - Other Liabilities (Details)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Minimum
Significant accounting policies
Discount rate	6.00%	6.10%	6.30%
Projected increase rate in compensation	52.00%	23.00%	22.10%
Maximum
Significant accounting policies
Discount rate	11.60%	11.80%	12.70%
Projected increase rate in compensation	83.10%	51.80%	50.90%